Schedule of Investments
February 29, 2024 (unaudited)
Towpath Technology Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 80.14%

Biological products (No Diagnostic Substances) - 1.86%
Biogen, Inc. (2)	440	95,476

Computer & Office Equipment - 3.29%
HP, Inc.	3,000	84,990
International Business Machines Corp.	450	83,264

		168,254

Computer Communications Equipment - 3.21%
Cisco Systems, Inc.	3,400	164,458

Computer Peripheral Equipment, NEC - 1.48%
Fortinet, Inc. (2)	1,100	76,021

Computer Storage Devices - 2.45%
NetApp, Inc.	1,410	125,659

Electronic Components & Accessories - 1.02%
Vishay Intertechnology, Inc.	2,400	52,200

Electronic Computers - 4.06%
Apple, Inc.	1,150	207,863

Optical Instruments & Lenses - 3.46%
KLA Corp.	260	177,398

Retail-Catalog & Mail-Order Houses - 1.21%
Amazon.com, Inc. (2)	350	61,866

Semiconductors & Related Devices - 2.80%
Photronics, Inc. (2)	4,984	143,489

Services-Business Services - 6.55%
Accenture PLC Class A (Ireland)	395	148,038
Alibaba Group Holding Ltd.	700	51,821
eBay, Inc.	1,450	68,556
International Money Express, Inc. (2)	3,400	66,980

		335,395

Services-Computer Integrated Systems Design - 0.08%
Open Text Corp. (Canada)	100	3,849

Services-Computer Programming Services - 4.10%
Cognizant Technology Solutions Corp. Class A	1,520	120,110
VeriSign, Inc. (2)	460	89,833

		209,944

Services - Computer Programming, Data Processing, Etc. - 16.80%
Alphabet, Inc. Class A (2)	2,710	375,227
Baidu, Inc. ADR (2)	440	44,585
DXC Technology Co.	3,700	80,882
Meta Platforms, Inc. Class A	590	289,177
Zoom Video Communications, Inc. (2)	1,000	70,730

		860,601

Services-Management Consulting Services - 6.17%
Booz Allen Hamilton Holding Corp. Class A	650	96,012
CGI, Inc. Class A (Canada) (2)	1,400	160,790
The Hackett Group, Inc.	2,393	59,155

		315,956

Services - Prepackaged Software - 13.87%
Adobe, Inc. (2)	170	95,248
Check Point Software Technologies Ltd. (2)	1,230	197,317
DropBox, Inc. Class A (2)	5,300	126,935
Microsoft Corp.	290	119,956
Progress Software Corp.	2,100	112,056
Salesforce, Inc. (2)	190	58,676

		710,187

Ship & Boat Building & Repairing - 2.33%
Huntington Ingalls Industries, Inc.	410	119,564

Telephone Communications (No Radiotelephone) - 1.02%
Verizon Communications, Inc.	1,300	52,026

Wholesale-Electronic Parts & Equipment - 4.38%
Arrow Electronics, Inc. (2)	710	83,425
Ituran Location & Control Ltd. (Israel)	5,391	140,813

		224,238

Total Common Stock	(Cost $ 3,267,984 )	4,104,443

Money Market Fund - 19.57%

First American Government Obligations Fund Class X, 5.25% (3)	1,002,018	1,002,018

Total Money Market Fund	(Cost $ 1,002,018)	1,002,018

Total Investments - 99.71%	(Cost $ 4,270,002)	5,106,461

Assets in Excess of Other Liabilities (0.29%)		14,915

Total Net Assets - 100.00%		5,121,376

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$5,106,461	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$5,106,461	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable Rate Security: the Yield Rate shown represents the rate at February 29, 2024.